Share capital and additional paid-in capital	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Share capital and additional paid-in capital

Note	23 | Share capital and additional paid-in capital

	Share capital	Additional paid-in capital	Total
Balance at December 31, 2023	998,744	13,508	1,012,252
Payment of Other reserve constitution - Share-based compensation plan	-	79	79
Balance at December 31, 2024	998,744	13,587	1,012,331

Balance at December 31, 2025	998,744	13,587	1,012,331

As of December 31, 2025, the Company’s share capital amounts to 906,455,100 shares, divided into 462,292,111 common, book-entry Class A shares with a par value of one peso each and the right to one vote per share; 442,566,330 common, book-entry Class B shares with a par value of one peso each and the right to one vote per share; and 1,596,659 common, book-entry Class C shares with a par value of one peso each and the right to one vote per share.

Listing of the Company’s shares

The Company’s shares are listed on ByMA, forming part of the Merval Index, as well as on the NYSE, where each ADS represents 20 common shares.